Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	August 2011
Distribution Date	09/15/11
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$151,921,497.67	0.5689944	$124,305,960.37	0.4655654	$27,615,537.30
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$789,221,497.67	0.6737996	$761,605,960.37	0.6502228	$27,615,537.30

Weighted Avg. Coupon (WAC)	4.59%		4.58%
Weighted Avg. Remaining Maturity (WARM)	50.85		49.95
Pool Receivables Balance	$940,390,827.14		$907,103,400.64
Remaining Number of Receivables	64,659		63,123

Adjusted Pool Balance	$915,429,513.68		$883,130,639.64

III. COLLECTIONS

Principal:
Principal Collections	$32,034,888.75
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$728,603.16
Total Principal Collections	$32,763,491.91

Interest:
Interest Collections	$3,640,317.72
Late Fees & Other Charges	$44,461.89
Interest on Repurchase Principal	$-
Total Interest Collections	$3,684,779.61

Collection Account Interest	$1,829.08
Reserve Account Interest	$410.45
Servicer Advances	$-

Total Collections	$36,450,511.05

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	August 2011
Distribution Date	09/15/11
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections						$36,450,511.05
Reserve Account Release						$-
Reserve Account Draw						$-
Total Available for Distribution						$36,450,511.05
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$783,659.02		$783,659.02		$783,659.02
Collection Account Interest						$1,829.08
Late Fees & Other Charges						$44,461.89
Total due to Servicer						$829,949.99

3. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$72,162.71		$72,162.71
Class A-3 Notes		$338,691.67		$338,691.67
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$707,378.55		$707,378.55		$707,378.55

Available Funds Remaining:						$34,913,182.51

4. Principal Distribution Amount:						$27,615,537.30

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$27,615,537.30
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		27,615,537.30		$27,615,537.30
Total Noteholders Principal				$27,615,537.30

5. Available Amounts Remaining to reserve account						7,297,645.21

11. Trustee Expenses						0.00

12. Remaining Available Collections Released to Certificateholder						7,297,645.21

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount						$24,961,313.46
Beginning Period Amount						$24,961,313.46
Current Period Amortization						$988,552.46
Ending Period Required Amount						$23,972,761.00
Ending Period Amount						$23,972,761.00
Next Distribution Date Required Amount						$23,004,189.11

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance						0.50%
Beginning Period Required Amount						$6,529,263.47
Beginning Period Amount						$6,529,263.47
Current Period Release to Collection Account						$-
Current Period Deposit						$7,297,645.21
Current Period Release to Depositor						$7,297,645.21
Ending Period Required Amount (0.5% of APB of cut-off date)						$6,529,263.47
Ending Period Amount						$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target		14.50%
Overcollateralization Floor		2.00%
				Beginning	Ending	Target
Overcollateralization Amount				$126,208,016.01	$ 121,524,679.27	$121,524,679.27
Overcollateralization as a % of Adjusted Pool				13.79%	13.76%	13.76%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	August 2011
Distribution Date	09/15/11
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.75%	62,333	98.84%	$896,574,480.05
30 - 60 Days	0.96%	609	0.89%	$8,039,955.38
61 - 90 Days	0.25%	155	0.23%	$2,101,923.21
91 + Days	0.04%	26	0.04%	$387,042.00
		63,123		$907,103,400.64
Total
Delinquent Receivables 61 + days past due	0.29%	181	0.27%	$2,488,965.21
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.26%	166	0.25%	$2,351,235.44
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	144	0.19%	$1,864,368.06
Three-Month Average Delinquency Ratio	0.25%		0.24%

Repossession in Current Period		74		$1,294,998.77
Repossession Inventory		94		$1,090,306.17

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,252,537.75
Recoveries				$(728,603.16)
Net Charge-offs for Current Period				$523,934.59

Beginning Pool Balance for Current Period				$940,390,827.14

Net Loss Ratio				0.67%
Net Loss Ratio for 1st Preceding Collection Period				0.63%
Net Loss Ratio for 2nd Preceding Collection Period				0.44%
Three-Month Average Net Loss Ratio for Current Period				0.58%

Cumulative Net Losses for All Periods				$3,875,425.96
Cumulative Net Losses as a % of Initial Pool Balance				0.29%

Principal Balance of Extensions				$3,712,232.74
Number of Extensions				226

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